OTHER LONG-TERM DEBT (Schedule of Other Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Operating leases - see Note 11E below	$ 9,601	$ 12,440
Tower's loans (including current maturities) [Member]
Debt Instrument [Line Items]
Long-term JPY loan - principal amount - see Notes 11B and 11C below	95,572	106,719
Capital leases and other long-term liabilities - see Note 11D below	141,073	162,171
Operating leases - see Note 11E below	14,113	18,990
Less - current maturities	(41,324)	(65,658)
Fair value	$ 209,434	$ 222,222